Cash And Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents

	December 31, 2024	December 31, 2023
	$	$
Cash	11,460	42,169
Cash equivalents	74,083	80,124
	85,543	122,293